ALLIANCE MUNICIPAL TRUST -PENNSYLVANIA
PORTFOLIO ALLIANCE MUNICIPAL TRUST -PENNSYLVANIA
PORTFOLIO

ALLIANCE CAPITAL



ANNUAL REPORT
JUNE 30, 2002

                                                    ALLIANCE MUNICIPAL TRUST -
LETTER TO SHAREHOLDERS                                  PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

August 15, 2002

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust Pennsylvania Portfolio for the annual reporting period ended June 30, 2002.

While we had been expecting an economic growth of 4% during the second half of the year, we now believe that number will be closer to 3.5%, reflecting the possible impact of a sharp decline in equity prices while the economy is still in the early stages of a recovery. Despite our diminished expectations for economic growth, we remain optimistic. We continue to believe that a combination of very accommodative fiscal and monetary policy, strong underlying growth in liquidity flows and very lean inventory positions suggest that economic growth will still be reasonably good in the second half of the year. While consumption may fall and exports rise, producing a different kind of growth, overall, we expect the economy to expand at a reasonably strong rate in the second half of 2002 and into 2003.

Pessimists contend that since the equity market correction was not limited to the U.S., the impact on the economic recovery also will be global. Clearly, the economic impact of a stock market decline hinges not only on the economy's basic direction, but also on the policies that precede and follow such a decline. The economy is in the early stages of an economic recovery, so it is quite possible that the stock market fall of the past 90 days will take a larger toll on economic activity than either the 1987 or 1998 corrections. Clearly, while another interest rate reduction can not be ruled out if the stock market continues to slide at this rate, U.S. Federal Reserve Chairman Alan Greenspan gave no hint that he and fellow Fed policymakers would further ease monetary policy anytime soon during his recent testimony to Congress.

There is no doubt in our mind that the U.S. economy is in the midst of an uneasy and uncomfortable transition. But this kind of transition has been part of every economic cycle. High levels of consumer spending and housing market gains are not able to sustain an economic recovery indefinitely on their own. In the past, economic recovery has always broadened to include other segments of the economy. Despite all of the risks posed by the stock market's plunge, we continue to believe that the transition to a more balanced and broader domestic and global expansion is underway. The transition may not occur as smoothly, comfortably or neatly as we would like, but we believe it will happen.

We appreciate your investment in the portfolios of Alliance Municipal Trust Pennsylvania Portfolio and look forward to reporting further investment progress in the coming period.
Sincerely,



Ronald M. Whitehill
President

1

STATEMENT OF NET ASSETS
JUNE 30, 2002                                        ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________


   PRINCIPAL
    AMOUNT
    (000)    SECURITY(A)                               YIELD          VALUE
-------------------------------------------------------------------------------
             MUNICIPAL
             BONDS-92.7%
             PENNSYLVANIA-92.7%
             ALLEGHENY COUNTY
             HOSPITAL DEVELOPMENT
             (Covenant At South Hills)
             Series 01B
  $ 4,000    2/01/08 (b)                                1.25%      $ 4,000,000
             ALLEGHENY COUNTY HOSPITAL
             DEVELOPMENT
             (Presbyterian University
             Hospital)
             Series 88B-1
    2,405    3/01/18 (b)                                1.30         2,405,000
             ALLEGHENY COUNTY IDA
             (Karrington of South
             Hills Assisted Living)
             Series 96 AMT
    1,300    7/01/26 (b)                                1.35         1,300,000
             ALLEGHENY COUNTY IDA
             (United Jewish Federation
             Project)
             Series 96A
    3,900    10/01/26 (b)                               1.35         3,900,000
             BLAIR COUNTY IDA
             (The Village at Penn
             State Project)
             Series 02C
    2,250    1/01/11 (b)                                1.29         2,250,000
             BUCKS COUNTY IDA
             (SHV Real Estate, Inc.
             Project)
             Series 85
    1,900    7/01/15 (b)                                1.50         1,900,000
             CHARTIERS VALLEY IDA
             (Asbury Villas)
             Series 00B
    3,000    12/01/30 (b)                               1.30         3,000,000
             DELAWARE COUNTY IDA
             (Sunoco, Inc.)
             Series 98
    2,200    11/01/33 (b)                               1.30         2,200,000
             DELAWARE RIVER JOINT
             TOLL BRIDGE BAN
             Series 01
    1,910    11/01/02                                   1.94         1,911,939
             DELAWARE VALLEY
             (Regional Finance
             Authority)
             Series 86
    3,850    8/01/16 (b)                                1.25         3,850,000
             ELK COUNTY IDA
             (Willamette Industries
             Project)
             Series 92 AMT
    4,000    8/01/10 (b)                                1.30         4,000,000
             EMMAUS LOCAL GOVERNMENT
             POOLED BOND PROGRAM
             (Freeport Area School)
             Series H-15
    2,000    3/01/24 (b)                                1.30         2,000,000
             EMMAUS LOCAL
             GOVERNMENT POOLED
             BOND PROGRAM
             Series 89B-22
    3,300    3/01/24 (b)                                1.30         3,300,000
             INDIANA COUNTY IDA
             (Conemaugh Project)
             Series 97A AMT
    2,605    6/01/27 (b)                                1.35         2,605,000
             LEHIGH COUNTY IDA
             (Allegheny Electrical
             Coop, Inc.)
             Series 85A
    2,000    12/01/15 (b)                               1.50         2,000,000
             LUZERNE COUNTY
             (Convention Center
             Revenue Bonds)
             Series 98A
    3,000    9/01/28 (b)                                1.25         3,000,000
             PENNSYLVANIA ECONOMIC
             DEVELOPMENT AUTHORITY
             (University City Associates
             Inc. Project)
             Series 01A
    2,000    1/01/05 (b)                                1.30         2,000,000
             PENNSYLVANIA ECONOMIC
             DEVELOPMENT FINANCE
             AUTHORITY
             (Reliant Energy Seward
             LLC Project)
             Series 02A AMT
    5,000    12/01/36 (b)                               1.45         5,000,000
             PENNSYLVANIA HIGHER
             EDUCATION FACILITIES
             AUTHORITY
             (University of Sciences
             Philadelphia)
             Series 02
    4,000    5/01/32 (b)                                1.23         4,000,000


2

                                                     ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

   PRINCIPAL
    AMOUNT
    (000)    SECURITY(A)                               YIELD          VALUE
-------------------------------------------------------------------------------
             PENNSYLVANIA STATE
             HIGHER EDUCATION
             (Student Loan Revenue
             Bonds)
             Series 01B AMT FSA
  $ 3,500    1/01/17 (b)                                3.15%      $ 3,540,313
             PENNSYLVANIA STATE
             HIGHER EDUCATION FSA
             (Student Loan Revenue
             Bonds)
             Series 02B AMT
    1,250    10/01/16 (b)                               2.05         1,257,988
             PHILADELPHIA HOSPITAL &
             HIGHER EDUCATION FACILITIES
             (Wills Eye Hospital Project)
             Series 00
    2,200    11/01/30 (b)                               1.35         2,200,000
             PHILADELPHIA IDA
             (Cliveden-Maplewood
             Convention)
             Series 99
    2,000    1/01/24 (b)                                1.35         2,000,000
             PHILADELPHIA IDA
             (Girard Estate Facilities
             Leasing)
             Series 01
    2,200    11/01/31 (b)                               1.35         2,200,000
             PHILADELPHIA IDA
             (Performing Arts Center
             Project)
             Series 00
    1,000    6/01/25 (b)                                1.20         1,000,000
             SCHUYKILL COUNTY IDA
             (Gilberton Power
             Project)
             Series 85
      900    12/01/02                                   1.25           900,000
             SCHUYKILL COUNTY IDA
             (Northeastern Power
             Project)
             Series 97B AMT
    1,000    12/01/22 (b)                               1.90         1,000,000
             SCHUYLKILL COUNTY IDA
             (Northeastern Power Co.
             Project)
             Series 97A
    2,350    12/01/22 (b)                               1.80         2,350,000
             WASHINGTON COUNTY
             (Higher Education Pooled
             Equipment Lease)
             Series 85A
    2,100    11/01/05 (b)                               1.30         2,100,000
             YORK COUNTY SOLID
             WASTE & REFUSE AUTHORITY
             (County Guaranteed) FGIC
    2,000    12/01/02                                   1.65         2,027,634

             Total Municipal Bonds
             (amortized cost
             $75,197,874)                                           75,197,874

             COMMERCIAL PAPER-7.4%
             PENNSYLVANIA-7.4%
             MONTGOMERY COUNTY IDA
             (Exelon Generation Co.)
             Series 96A
    2,000    9/03/02                                    1.30         2,000,000
             VENANGO PENNSYLVANIA
             INDUSTRIAL DEVELOPMENT
             AUTHORITY
             (Res Rec: Scrubgrass
             Project)
             Series 90A AMT
    2,000    11/01/02                                   1.47         2,000,000
             VENANGO PENNSYLVANIA
             INDUSTRIAL DEVELOPMENT
             AUTHORITY
             (Res Rec: Scrubgrass
             Project)
             Series 93 AMT
    2,000    11/01/02                                   1.47         2,000,000

             Total Commercial Paper
             (amortized cost
             $6,000,000)                                             6,000,000

             TOTAL INVESTMENTS-100.1%
             (amortized cost
             $81,197,874)                                           81,197,874
             Other assets less
             liabilities-(0.1%)                                        (84,319)

             NET ASSETS-100%
             (offering and redemption
             price of $1.00 per share;
             81,113,555 shares
             outstanding)                                         $ 81,113,555


3


STATEMENT OF NET ASSETS (CONTINUED)                 ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT - Alternative Minimum Tax
     BAN - Bond Anticipation Note
     FGIC - Federal Guaranty Insurance Company
     FSA - Financial Security Assurance
     IDA - Industrial Development Authority

     See notes to financial statements.


4

STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2002                             ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $1,629,381

EXPENSES
  Advisory fee (Note B)                               $454,060
  Distribution assistance and administrative
    service (Note C)                                   418,445
  Custodian fees                                        66,798
  Transfer agency (Note B)                              48,439
  Printing                                              35,059
  Audit and legal fees                                  30,405
  Trustees' fees                                         2,500
  Registration fees                                      2,077
  Miscellaneous                                         10,557
  Total expenses                                     1,068,340
  Less: expense reimbursement (Note B)                (160,220)
  Net expenses                                                         908,120

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $  721,261



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                  Year Ended   July 31, 2000 (a)
                                                                       to
                                                 June 30, 2002   June 30, 2001
                                                 -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                            $   721,261     $ 2,175,619

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (721,261)     (2,175,619)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                  (1,720,797)     82,834,352
  Total increase (decrease)                         (1,720,797)     82,834,352

NET ASSETS
  Beginning of period                               82,834,352              -0-
  End of period (including undistributed net
    investment income of $38,300.)                 $81,113,555     $82,834,352


(a)  Commencement of operations.

     See notes to financial statements.


5

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002                                        ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio (the "Portfolio"), Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. The Portfolio commenced operations on July 31, 2000. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2002, the reimbursement amounted to $160,220.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio has no expense offset arrangement with AGIS.


6

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $227,030. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2002, such payments by the Portfolio amounted to $191,415, a portion of which was paid to the Adviser and its affiliates.


NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. For tax purposes at June 30, 2002, the Portfolio had undistributed tax exempt income of $41,075. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. On June 30, 2002, capital paid-in aggregated $81,075,255. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended    July 31, 2000*
                                                    June 30,          To
                                                      2002       June 30, 2001
                                                 -------------   -------------
Shares sold                                        309,912,793     403,908,625
Shares issued on reinvestments of dividends            721,261       2,175,619
Shares redeemed                                   (312,354,851)   (323,249,892)
Net increase (decrease)                             (1,720,797)     82,834,352


*    Commencement of operations.


7


FINANCIAL HIGHLIGHTS                                 ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                     Year     July 31, 2000 (A)
                                                     Ended            To
                                                 June 30, 2002   June 30, 2001
                                                 -------------   -------------
Net asset value, beginning of period                  $1.00           $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                              .008            .026

LESS: DIVIDENDS
Dividends from net investment income                  (.008)          (.026)
Net asset value, end of period                        $1.00           $1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                                       .81%           2.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $81,114         $82,834
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements          1.00%           1.00%(d)
  Expenses, before waivers and reimbursements          1.18%           1.22%(d)
Net investment income (b)                               .79%           2.79%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


8


REPORT OF INDEPENDENT ACCOUNTANTS                    ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCE MUNICIPAL TRUST - PENNSYLVANIA PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Pennsylvania Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period July 31, 2000 (commencement of operations) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 9, 2002


9

                                                     ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
John D. Carifa, Chairman
Ronald M. Whitehill, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


10

(1)  Members of the Audit Committee.

                                                     ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                             PORTFOLIOS
                                                                              IN FUND        OTHER
  NAME, ADDRESS                            PRINCIPAL                          COMPLEX     DIRECTORSHIPS
  AGE OF TRUSTEE                          OCCUPATION(S)                      OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                    DURING PAST 5 YEARS                     TRUSTEE       TRUSTEE
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John D. Carifa,** 57,         President, Chief Operating Officer and a             114         None
1345 Avenue of the Americas,  Director of ACMC**, with which he has been
New York, NY 10105 (13)       associated since prior to 1997.

DISINTERESTED TRUSTEES
Sam Y. Cross, 75              Since prior to 1997, Executive Vice President of      15         He is also a
200 East 66th Street,         The Federal Reserve Bank of New York and manager                 director of
New York, NY  10021 (10)      for foreign operations for The Federal Reserve                   Fuji Bank and
                              System. He is Executive-In-Residence at the School               Trust Co.
                              of International and Public Affairs, Columbia
                              University. He is also a director of Fuji Bank
                              and Trust Co.

Charles H.P. Duell, 64        President of Middleton Place Foundation with which    15         Trustee
Middleton Place Foundation,   he has been associated since prior to 1997. He is                Emeritus of the
4300 Ashley River Road,       also a Trustee Emeritus of the National Trust for                National Trust
Charleston,                   Historic Preservation and serves as Chairman of                  for Historic
South Carolina 29414 (17)     the Board of Architectural Review, City of                       Preservation
                              Charleston.                                                      and Chairman of
                                                                                               the Board of
                                                                                               Architectural
                                                                                               Review, City of
                                                                                               Charleston

William H. Foulk, Jr., 69     An Investment Adviser and an Independent             109         None
2 Sound View Drive,           Consultant.  He was formerly Senior Manager of
Suite 100, Greenwich,         Barrett Associates, Inc., a registered investment
CT  06830 (18)                adviser, with which he had been associated since
                              prior to 1997. He was formerly Deputy Comptroller
                              of the State of New York and, prior thereto, Chief
                              Investment Officer of the New York Bank for
                              Savings.

David K. Storrs, 58           President and Chief Executive Officer of              15         None
65 South Gate Lane,           Alternative Investment Group, LLC (an investment
Southport, CT  06490 (13)     firm).  He was formerly President of The Common
                              Fund (investment management for educational
                              institutions) with which he had been associated
                              since prior to 1997.

Shelby White, 63,             An author and financial journalist.                   15         None
One Sutton Place South,
New York, NY  10022 (10)


11

                                                     ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________

OFFICERS
_______________________________________________________________________________


    NAME, ADDRESS*              POSITION(S) HELD                     PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                          DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 57          Chairman                   See biography above.
Ronald M. Whitehill, 64     President                  Senior Vice President of ACMC** and
                                                       President and Chief Executive Officer of Alliance Cash
                                                       Management Services with which he has
                                                       been associated since prior to 1997.
Kathleen A. Corbet, 42      Senior Vice President      Executive Vice President of ACMC** with which she
                                                       has been associated since prior to 1997.
Drew A. Biegel, 51          Senior Vice President      Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.
John R. Bonczek, 42         Senior Vice President      Senior Vice President of AFD** with which he has
                                                       been associated since prior to 1997.
Doris T. Ciliberti, 38      Senior Vice President      Vice President of AFD** with which she has
                                                       been associated since prior to 1997.
Patricia Ittner, 51         Senior Vice President      Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.
Robert I. Kurzweil, 51      Senior Vice President      Vice President of AFD** with which he has
                                                       been associated since prior to 1997.
William E. Oliver, 52       Senior Vice President      Senior Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.
Raymond J. Papera, 46       Senior Vice President      Senior Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.
Frances M. Dunn, 31         Vice President             Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.
William J. Fagan, 40        Vice President             Assistant Vice President of AFD** with which he has
                                                       been associated since prior to 1997.
Linda N. Kelley, 41         Vice President             Assistant Vice President of AFD** with which she has
                                                       been associated since prior to 1997.
Joseph LaSpina, 41          Vice President             Vice President of AFD** with which he has
                                                       been associated since prior to 1997.
Eileen M. Murphy, 30        Vice President             Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.
Maria C. Sazon, 36          Vice President             Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.



12

                                                     ALLIANCE MUNICIPAL TRUST -
                                                         PENNSYLVANIA PORTFOLIO
_______________________________________________________________________________


    NAME, ADDRESS*              POSITION(S) HELD                     PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                          DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Edmund P. Bergan, Jr., 52   Secretary                  Senior Vice President and the General Counsel
                                                       of AFD** and AGIS** with which he has been associated
                                                       since prior to 1997.

Mark D. Gersten, 51         Treasurer and Chief        Senior Vice President of AGIS** and Vice President
                                                       of AFD** with which he has been associated
                                                       since prior to 1997.
                            Financial Officer
Thomas R. Manley, 50        Controller                 Vice President of ACMC** with which he
                                                       has been associated since prior to 1997



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, AFD, ACL and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

13

Alliance Municipal Trust - Pennsylvania Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

* * 1 2 8 7 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

R These Registered Service Marks Used Under License From
The Owner, Alliance Capital Management L.P.

AMTPAAR0602